UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     October 26, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $309,031 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     7890   186092 SH       SOLE                  7890289        0        0
ADA ES INC                     COM              005208103      992    50342 SH       SOLE                   991737        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100     1529    28000 SH       SOLE                  1528800        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      200     4360 SH       SOLE                   200298        0        0
ALLOS THERAPEUTICS INC         COM              019777101       24    10000 SH       SOLE                    24400        0        0
ALTRIA GROUP INC               COM              02209S103      340     4610 SH       SOLE                   339803        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     8084   312009 SH       SOLE                  8084159        0        0
APPLERA CORP                   COM AP BIO GRP   038020103    12622   543109 SH       SOLE                 12621859        0        0
APPLIED MATLS INC              COM              038222105     8133   479554 SH       SOLE                  8133236        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     8305   192955 SH       SOLE                  8304783        0        0
BANK OF AMERICA CORPORATION    COM              060505104      226     5358 SH       SOLE                   225572        0        0
BAXTER INTL INC                COM              071813109    10223   256410 SH       SOLE                 10223067        0        0
BP PLC                         SPONSORED ADR    055622104     7376   104107 SH       SOLE                  7375959        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      354    14725 SH       SOLE                   354284        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      209     3500 SH       SOLE                   209300        0        0
C H ROBINSON WORLDWIDE INC     COM              12541W100      641    10000 SH       SOLE                   641300        0        0
CAPITAL ONE FINL CORP          COM              14040H105      350     4400 SH       SOLE                   349888        0        0
CHEVRON CORP NEW               COM              166764100      265     4100 SH       SOLE                   265393        0        0
CISCO SYS INC                  COM              17275R102     7775   433868 SH       SOLE                  7774915        0        0
CITIGROUP INC                  COM              172967101     7948   174605 SH       SOLE                  7947997        0        0
COBIZ INC                      COM              190897108     1284    68997 SH       SOLE                  1284034        0        0
COLGATE PALMOLIVE CO           COM              194162103      897    17000 SH       SOLE                   897430        0        0
CONAGRA FOODS INC              COM              205887102      301    12153 SH       SOLE                   300787        0        0
COSTCO WHSL CORP NEW           COM              22160K105     7444   172752 SH       SOLE                  7443875        0        0
CVS CORP                       COM              126650100    11278   388748 SH       SOLE                 11277574        0        0
DOW CHEM CO                    COM              260543103     7141   171376 SH       SOLE                  7141238        0        0
EXXON MOBIL CORP               COM              30231G102     1422    22381 SH       SOLE                  1422089        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     9278   721988 SH       SOLE                  9277546        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      137    13896 SH       SOLE                   137015        0        0
GENERAL ELEC CO                COM              369604103    11299   335592 SH       SOLE                 11299397        0        0
GP STRATEGIES CORP             COM              36225V104      177    19614 SH       SOLE                   176722        0        0
HALLIBURTON CO                 COM              406216101     9288   135552 SH       SOLE                  9288056        0        0
HEWLETT PACKARD CO             COM              428236103    12587   431045 SH       SOLE                 12586527        0        0
HOME DEPOT INC                 COM              437076102     7725   202537 SH       SOLE                  7724761        0        0
HONEYWELL INTL INC             COM              438516106     9563   255003 SH       SOLE                  9562619        0        0
INTEL CORP                     COM              458140100     9457   383649 SH       SOLE                  9456948        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      351     4378 SH       SOLE                   351203        0        0
JOHNSON & JOHNSON              COM              478160104      548     8662 SH       SOLE                   548131        0        0
JPMORGAN & CHASE & CO          COM              46625H100     8143   240000 SH       SOLE                  8143213        0        0
LEHMAN BROS HLDGS INC          COM              524908100    14164   121596 SH       SOLE                 14163551        0        0
MONSANTO CO NEW                COM              61166W101      220     3500 SH       SOLE                   219625        0        0
NORTHROP GRUMMAN CORP          COM              666807102     8140   149772 SH       SOLE                  8140108        0        0
OFFICE DEPOT INC               COM              676220106    12595   424075 SH       SOLE                 12595028        0        0
PALL CORP                      COM              696429307    11203   407390 SH       SOLE                 11203225        0        0
PEPSICO INC                    COM              713448108      656    11565 SH       SOLE                   655851        0        0
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      226    13400 SH       SOLE                   225522        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      205     5400 SH       SOLE                   204714        0        0
PRENTISS PPTYS TR              SH BEN INT       740706106      902    22225 SH       SOLE                   902335        0        0
PROCTER & GAMBLE CO            COM              742718109     1288    21658 SH       SOLE                  1287779        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      233     3547 SH       SOLE                   232825        0        0
STATE STR CORP                 COM              857477103      215     4400 SH       SOLE                   215248        0        0
TEXAS INSTRS INC               COM              882508104    13184   388897 SH       SOLE                 13183614        0        0
TIME WARNER INC                COM              887317105    10229   564808 SH       SOLE                 10228673        0        0
TRANSMONTAIGNE INC             COM              893934109      217    27156 SH       SOLE                   216976        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     8658   167011 SH       SOLE                  8657840        0        0
V F CORP                       COM              918204108     8580   148015 SH       SOLE                  8580430        0        0
VULCAN MATLS CO                COM              929160109      201     2715 SH       SOLE                   201480        0        0
WALGREEN CO                    COM              931422109      200     4600 SH       SOLE                   199870        0        0
WATERS CORP                    COM              941848103     7573   182035 SH       SOLE                  7572656        0        0
WEYERHAEUSER CO                COM              962166104      275     4000 SH       SOLE                   275000        0        0
WHIRLPOOL CORP                 COM              963320106    10135   133754 SH       SOLE                 10134550        0        0
XILINX INC                     COM              983919101     7926   284601 SH       SOLE                  7926142        0        0